Equity - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions			12 Months Ended
	Aug. 25, 2021 CAD ($) shares	Nov. 25, 2020 CAD ($) shares	Oct. 31, 2021 CAD ($) $ / shares shares	Oct. 31, 2020 shares	Oct. 31, 2021 USD ($) shares
Disclosure of classes of share capital [line items]
Floor price | $ / shares			$ 5.00
Description of conversion of preferred share			In such an event, each preferred share or other equity instrument is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX.
Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Common shares reserved for potential issuance			5,682,206	6,446,110	5,682,206
4.8% Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Note Issued Face Value | $					$ 500
Interest Rate			4.80%
4.3% Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Dividend rate reset term			5 years
Note Issued Face Value | $			$ 1,250
Interest Rate			4.30%
Dividend reinvestment and share purchase plan [member]
Disclosure of classes of share capital [line items]
Percentage of discount for shares issued from treasury			2.00%
Common shares reserved for potential issuance			33,200,910	33,200,910	33,200,910
Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation			0	0
Normal course issuer bid [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Purchase of common shares for cancellation			22,500,000
Class B series thiry five preferred shares [Member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares		6,000,000
Redemption aggregate value | $		$ 156
Class B series thiry six preferred shares [Member]
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Number of shares redeemed | shares		600,000
Redemption aggregate value | $		$ 600
Class B Series Twenty Five Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend rate reset term	5 years
Number of shares redeemed | shares	9,425,607
Redemption aggregate value | $	$ 236
Class B series Twenty Six Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares	2,174,393
Redemption aggregate value | $	$ 54